Segment Information (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenue	$ 419,782	$ 480,820	$ 569,016
Administrative fee revenue from affiliates	21,799	16,177	14,300
Interest income	4,947	2,370	5,515
Interest expense and finance cost	(113,639)	(113,151)	(113,660)
Depreciation and amortization	(113,825)	(120,310)	(104,690)
Equity/ (loss) in net earnings of affiliated companies	(202,779)	61,484	57,751
Net (loss)/ income attributable to Navios Holdings common stockholders	(303,823)	(134,112)	(56,203)
Total assets	2,752,895	2,958,813	3,127,697
Goodwill	160,336	160,336	160,336
Capital expenditures	(151,593)	(34,921)	(237,498)
Investment in affiliates	160,071	381,746	344,453
Cash and cash equivalents	135,992	163,412	247,556	$ 187,831
Restricted cash	5,386	13,480	2,564
Long-term debt (including current and noncurrent portion)	1,651,095	1,581,308	1,612,890
Dry bulk Vessel Operations
Segment Reporting Information [Line Items]
Revenue	199,446	299,772	300,242
Administrative fee revenue from affiliates	21,799	16,177	14,300
Interest income	4,132	1,801	5,224
Interest expense and finance cost	(89,399)	(86,069)	(85,823)
Depreciation and amortization	(87,197)	(92,341)	(79,603)
Equity/ (loss) in net earnings of affiliated companies	(202,779)	61,484	57,751
Net (loss)/ income attributable to Navios Holdings common stockholders	(310,306)	(148,306)	(45,541)
Total assets	2,083,526	2,359,299	2,525,103
Goodwill	56,240	56,240	56,240
Capital expenditures	(60,420)	(7,882)	(145,840)
Investment in affiliates	160,071	381,746	344,453
Cash and cash equivalents	70,810	81,905	175,625
Restricted cash	2,486	13,480	2,564
Long-term debt (including current and noncurrent portion)	1,223,146	1,213,740	1,246,181
Logistics Business
Segment Reporting Information [Line Items]
Revenue	220,336	251,048	268,774
Administrative fee revenue from affiliates	0	0	0
Interest income	815	569	291
Interest expense and finance cost	(24,240)	(27,082)	(27,837)
Depreciation and amortization	(26,628)	(27,969)	(25,087)
Equity/ (loss) in net earnings of affiliated companies	0	0	0
Net (loss)/ income attributable to Navios Holdings common stockholders	6,483	14,194	(10,662)
Total assets	669,369	599,514	602,594
Goodwill	104,096	104,096	104,096
Capital expenditures	(91,173)	(27,039)	(91,658)
Investment in affiliates	0	0	0
Cash and cash equivalents	65,182	81,507	71,931
Restricted cash	2,900	0	0
Long-term debt (including current and noncurrent portion)	$ 427,949	$ 367,568	$ 366,709